Document and Entity Information	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	C3.AI, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39744
Entity Tax Identification Number	26-3999357
Entity Address, Address Line One	1400 Seaport Blvd
Entity Address, City or Town	Redwood City,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	503-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	AI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001577526
Amendment Flag	false